Details of Significant Accounts - Summary of the Amounts of Deductible Temporary Differences That were Not Recognized as Deferred Income Tax Assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Deductible temporary differences	$ 68,412	$ 2,436	$ 84,234